Shareholder Report, Holdings (Details) - Institutional Class	Aug. 31, 2024
Options Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.07%
Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.79%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Net Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%